SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation, Restricted cash, Accounts receivable and Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 29, 2023 $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Buying rate					7.0999
Allowance for credit losses	¥ 0		¥ 191	$ 0
Inventory wrote off	¥ 30,000	$ 4,200	¥ 33,400